Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 07, 2017 USD ($)	Jun. 12, 2017	Apr. 10, 2017	Mar. 09, 2017	Mar. 08, 2017	Mar. 02, 2017	Jan. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Nov. 15, 2016	Sep. 16, 2016	May 16, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Financial assets and liabilities
Amount drawn			€ 6,988									€ 8,230
Undrawn amount			679									250
Deferred debt issue costs and bond premium/discount			(60)									(80)
Net borrowings			6,928									8,150
Cash and cash equivalents			(654)									(772)				€ (553)	€ (414)
Derivative financial instruments used to hedge foreign currency and interest rate risk			251									0
Derivative financial instruments used to hedge foreign currency and interest rate risk			6									124
Net debt			6,525									7,254				€ 5,851
Available Liquidity			1,333									1,022
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			750
Amount drawn			€ 750
Stated interest rate	2.75%	2.75%	2.75%					2.75%
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes												1,155
Amount drawn												€ 1,155
Stated interest rate							4.25%				4.25%	4.25%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,000									$ 1,000
Amount drawn		$ 1,000	€ 834								$ 1,000	€ 949
Stated interest rate	4.625%	4.625%	4.625%								4.625%	4.625%			4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			€ 440									€ 440
Amount drawn			€ 440									€ 440
Stated interest rate	4.125%	4.125%	4.125%								4.125%	4.125%			4.125%
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes | $											$ 1,110
Amount drawn											1,110	€ 1,053
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $											500
Amount drawn											500	474
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 715
Amount drawn		$ 715	€ 596
Stated interest rate	4.25%	4.25%	4.25%					4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £	£ 400
Amount drawn	£ 400		€ 451
Stated interest rate	4.75%	4.75%	4.75%		4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,700
Amount drawn		$ 1,700	€ 1,414
Stated interest rate	6.00%	6.00%	6.00%					6.00%		6.00%
6.250% Senior Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes | $											415
Amount drawn											$ 415	€ 394
Stated interest rate									6.25%		6.25%	6.25%
6.750% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $											$ 415
Amount drawn											$ 415	€ 394
Stated interest rate						6.75%					6.75%	6.75%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,650									$ 1,650
Amount drawn		$ 1,650	€ 1,376								$ 1,650	€ 1,565
Stated interest rate	7.25%	7.25%	7.25%								7.25%	7.25%			7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			€ 750									€ 750
Amount drawn			€ 750									€ 750
Stated interest rate	6.75%	6.75%	6.75%								6.75%	6.75%			6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 440									$ 440
Amount drawn		$ 440	€ 367								$ 440	€ 417
Stated interest rate	6.00%	6.00%	6.00%								6.00%	6.00%
Term Loan B Facility due 2021
Financial assets and liabilities
Maximum amount drawable | $											$ 663
Amount drawn											663	€ 629
Asset-based revolving credit facility
Financial assets and liabilities
Maximum amount drawable | $		$ 813		$ 850
Undrawn amount			€ 678
HSBC Securitization Program
Financial assets and liabilities
Maximum amount drawable												102
Undrawn amount												102
Bank of America Facility
Financial assets and liabilities
Maximum amount drawable | $											$ 155
Undrawn amount												147
Finance Lease Obligations
Financial assets and liabilities
Amount drawn			7									7
Other borrowings
Financial assets and liabilities
Maximum amount drawable			4									4
Amount drawn			3									3
Undrawn amount			€ 1									€ 1
8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate														8.375%
8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate														8.625%
9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															9.25%
9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															9.125%
7.000% Senior Notes due 2020
Financial assets and liabilities
Maximum amount drawable - Notes | $															$ 150
Stated interest rate													7.00%		7.00%